Cash Management Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS


Commercial Paper -- 66.2%


Ratings (Unaudited)
------------------- Principal
                    Amount
           Standard (000's
Moody's    & Poor's omitted)   Security                     Value
--------------------------------------------------------------------------------

Automotive -- 1.1%
--------------------------------------------------------------------------------
 P-1       A-1      $1,500     General Motors Acceptance
                               Corp., 5.51%, 1/25/99        $   1,494,490
--------------------------------------------------------------------------------
                                                            $   1,494,490
--------------------------------------------------------------------------------

Banking and Finance -- 21.7%
--------------------------------------------------------------------------------
 P-1       A-1+     $4,000     Asset Securitization Coop.
                               Corp., 5.27%, 1/11/99(1)(2)  $   3,994,145
 P-1       A-1+      2,000     Associates Corp. of No.
                               America, 5.15%, 1/14/99          1,996,280
 P-1       A-1+      2,000     Associates Corp. of No.
                               America, 5.17%, 2/5/99           1,989,947
 P-1       A-1+        895     Associates Corp. of No.
                               America, 5.20%, 2/3/99             890,734
 P-1       A-1+      3,260     Central Corp. Credit
                               Union, 5.42%, 1/14/99            3,253,619
 P-1       A-1+      4,000     CIESCO, 5.07%, 1/26/99           3,985,916
 P-1       A-1+      3,000     Corporate Asset Funding
                               Co., Inc., 5.30%, 2/3/99(1)      2,985,425
 P-1       A-1+      2,500     Corporate Receivables
                               Corp., 5.48%, 1/20/99(1)         2,492,770
 P-1       A-1+      2,805     CXC, Inc., 5.40%,
                               1/13/99(1)                       2,799,951
 P-1       A-1+      1,000     Delaware Funding Corp.,
                               5.40%, 1/28/99(1)(2)               995,950
 P-1       A-1+      1,070     Delaware Funding Corp.,
                               5.50%, 2/4/99(1)(2)              1,064,442
 P-1       A-1       4,000     Norwest Financial, Inc.,
                               5.06%, 1/21/99                   3,988,755
--------------------------------------------------------------------------------
                                                            $  30,437,934
--------------------------------------------------------------------------------

Chemicals -- 2.1%
--------------------------------------------------------------------------------
 P-1       A-1+     $3,000     E.I. Dupont de Nemours &
                               Co., 5.05%, 1/27/99          $   2,989,058
--------------------------------------------------------------------------------
                                                            $   2,989,058
--------------------------------------------------------------------------------

Electric Utilities -- 4.1%
--------------------------------------------------------------------------------
 P-1       A-1+     $1,800     National Rural Utilities
                               Coop., Finance Co., 5.00%,
                               1/15/99                      $   1,796,500
 P-1       A-1+      1,200     National Rural Utilities
                               Coop., Finance Co., 5.05%,
                               2/12/99                          1,192,930
 P-1       A-1+      2,800     TECO Finance, Inc.,
                               5.10%, 2/2/99(1)                 2,787,307
--------------------------------------------------------------------------------
                                                            $   5,776,737
--------------------------------------------------------------------------------

Electrical and Electronic Equipment -- 5.4%
--------------------------------------------------------------------------------
 P-1       A-1+     $2,260     General Electric Capital
                               Corp., 5.03%, 1/22/99        $   2,253,369
 P-1       A-1+      3,000     General Electric Capital
                               Corp., 5.04%, 1/29/99            2,988,240
 P-1       A-1+        630     General Electric Capital
                               Corp., 5.16%, 1/29/99              627,472
 P-1       A-1+      1,145     Motorola, Inc., 5.03%,
                               2/26/99                          1,136,041
 P-1       A-1+        610     Motorola, Inc., 5.10%,
                               2/25/99                            605,247
--------------------------------------------------------------------------------
                                                            $   7,610,369
--------------------------------------------------------------------------------

Food and Beverages -- 5.9%
--------------------------------------------------------------------------------
 P-1       A-1      $1,500     Anheuser-Busch Cos., Inc.,
                               5.20%, 2/5/99                $   1,492,417
 P-1       A-1+      4,000     Coca-Cola Co., 5.12%,
                               2/22/99                          3,970,418
 P-1       A-1       1,500     Heinz (H.J.) Co., 5.25%,
                               2/5/99                           1,492,344
 P-1       A-1+      1,250     Kellogg Co., 4.98%, 3/11/99      1,238,069
--------------------------------------------------------------------------------
                                                            $   8,193,248
--------------------------------------------------------------------------------

Gas Utilities -- 1.6%
--------------------------------------------------------------------------------
 P-1       A-1+     $2,175     Consolidated Natural Gas
                               Co., 5.10%, 2/1/99           $   2,165,448
--------------------------------------------------------------------------------
                                                            $   2,165,448
--------------------------------------------------------------------------------

Household Products -- 2.8%
--------------------------------------------------------------------------------
 P-1       A-1+     $1,000     Procter and Gamble Co.,
                               5.05%, 2/25/99               $     992,285
 P-1       A-1+      3,000     Procter and Gamble Co.,
                               5.15%, 1/28/99                   2,988,413
--------------------------------------------------------------------------------
                                                            $   3,980,698
--------------------------------------------------------------------------------

Insurance -- 9.4%
--------------------------------------------------------------------------------
 P-1       A-1+     $3,000     AIG Funding, Inc., 5.07%,
                               1/5/99                       $   2,998,310
 P-1       A-1+      3,000     American General Corp.,
                               5.32%, 1/19/99                   2,992,020
 P-1       A-1+        900     Marsh and McLennan Cos.,
                               Inc., 5.30%, 1/15/99(1)(2)         898,145
 P-1       A-1+      2,500     MetLife Funding, Inc.,
                               5.22%, 1/25/99                   2,491,300
 P-1       A-1         575     Prudential Funding Corp.,
                               5.37%, 1/12/99                     574,057
 P-1       A-1       1,400     Transamerica Finance
                               Corp., 5.00%, 2/19/99            1,390,472

                       See notes to financial statements

Cash Management Portfolio  as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
-------------------
                    Principal
                    Amount
           Standard (000's
Moody's    & Poor's omitted)   Security                     Value
--------------------------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------------------------
 P-1       A-1+     $1,890     USAA Capital Corp.,
                               5.19%, 2/17/99               $   1,877,194
--------------------------------------------------------------------------------
                                                            $  13,221,498
--------------------------------------------------------------------------------

Leasing -- 2.9%
--------------------------------------------------------------------------------
 P-1       A-1+     $4,000     Greenwich Asset Funding,
                               Inc., 5.40%, 1/14/99(1)(2)   $   3,992,200
--------------------------------------------------------------------------------
                                                            $   3,992,200
--------------------------------------------------------------------------------

Oil -- 3.7%
--------------------------------------------------------------------------------
 P-1       A-1+     $3,000     Chevron USA, Inc., 5.10%,
                               2/3/99                       $   2,985,975
 P-1       A-1+      2,210     Chevron USA, Inc., 5.15%,
                               2/4/99                           2,199,251
--------------------------------------------------------------------------------
                                                            $   5,185,226
--------------------------------------------------------------------------------

Pharmaceutical -- 2.8%
--------------------------------------------------------------------------------
 P-1       A-1+     $4,000     Schering Corp., 5.15%,
                               2/12/99                      $   3,975,967
--------------------------------------------------------------------------------
                                                            $   3,975,967
--------------------------------------------------------------------------------

Telecommunications -- 2.7%
--------------------------------------------------------------------------------
 P-1       A-1+     $3,860     Bellsouth
                               Telecommunications, Inc.,
                               5.08%, 2/11/99               $   3,837,668
--------------------------------------------------------------------------------
                                                            $   3,837,668
--------------------------------------------------------------------------------

Total Commercial Paper, at value
    (identified cost $92,860,541)                           $ 92,860,541
--------------------------------------------------------------------------------

U.S. Government Obligations -- 33.8%

                    Amount
                    (000's
                    omitted)   Security                     Value
--------------------------------------------------------------------------------
                    $5,000     FHLMC Discount Notes,
                               4.905%, 2/18/99              $   4,967,300
                     5,000     FHLMC Discount Notes,
                               4.95%, 1/6/99                    4,996,562
                     4,865     FHLMC Discount Notes,
                               4.96%, 3/17/99                   4,814,728
                     5,450     FHLMC Discount Notes,
                               5.02%, 1/12/99                   5,441,639
                     2,370     FNMA Discount Notes,
                               4.905%, 2/16/99                  2,355,146
                     2,600     FNMA Discount Notes,
                               4.905%, 2/19/99                  2,582,642
                     5,000     FNMA Discount Notes,
                               4.93%, 1/26/99                   4,982,882
                     3,900     FNMA Discount Notes,
                               5.02%, 2/24/99                   3,870,633
                     1,585     FNMA Discount Notes,
                               5.04%, 1/4/99                    1,584,334
                     5,000     FNMA Discount Notes,
                               5.05%, 1/7/99                    4,995,791
                     3,000     FNMA Discount Notes,
                               5.05%, 1/8/99                    2,997,054
                     3,825     FNMA Discount Notes,
                               5.07%, 1/4/99                    3,823,384
--------------------------------------------------------------------------------

Total U.S. Government Obligations, at value
    (identified cost $47,412,095)                           $ 47,412,095
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $140,272,636)                          $140,272,636(3)
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0%                        $     69,785
--------------------------------------------------------------------------------


Net Assets -- 100%                                          $140,342,421
--------------------------------------------------------------------------------

FHLMC-Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA-Federal National Mortgage Association (Fannie Mae)

(1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary. At December 31, 1998, the value of these securities amounted to $22,010,335 or 15.7% of the Portfolio's net assets.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity. At December 31, 1998, the value of these securities amounted to $10,944,882 or 7.8% of the Portfolio's net assets.

(3) Cost for Federal income tax purposes is the same.


                       See notes to financial statements

Cash Management Portfolio as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value                                       $140,272,636
Cash                                                              94,028
Deferred organization expenses                                       907
--------------------------------------------------------------------------------
Total assets                                                $140,367,571
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                     $      1,699
Other accrued expenses                                            23,451
--------------------------------------------------------------------------------
Total liabilities                                           $     25,150
--------------------------------------------------------------------------------
Net Assets (representing paid-in-capital)                   $140,342,421
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                             $140,342,421
--------------------------------------------------------------------------------
Total                                                       $140,342,421
--------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
December 31, 1998
Investment Income
--------------------------------------------------------------------------------
Interest                                                    $  7,597,158
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                      $    689,334
Trustees fees and expenses                                         8,095
Custodian fee                                                     91,029
Legal and accounting services                                     33,844
Amortization of organization expenses                              2,727
Miscellaneous                                                     10,819
--------------------------------------------------------------------------------
Total expenses                                              $    835,848
--------------------------------------------------------------------------------

Net investment income                                       $  6,761,310
--------------------------------------------------------------------------------






                       See notes to financial statements

Cash Management Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)             Year Ended             Year Ended
in Net Assets                   December 31, 1998      December 31, 1997
--------------------------------------------------------------------------------
From operations--
    Net investment income           $   6,761,310          $   7,185,996
--------------------------------------------------------------------------------
Capital transactions--
    Contributions                   $ 610,798,591          $ 791,713,159
    Withdrawals                      (660,957,683)          (806,819,022)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions       $ (50,159,092)         $ (15,105,863)
--------------------------------------------------------------------------------

Net decrease in net assets          $ (43,397,782)         $  (7,919,867)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                $ 183,740,203          $ 191,660,070
--------------------------------------------------------------------------------
At end of year                      $ 140,342,421          $ 183,740,203
--------------------------------------------------------------------------------




                       See notes to financial statements

Cash Management Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data



                                                                            Year Ended December 31,
                                                      --------------------------------------------------------------
                                                          1998            1997       1996        1995       1994/(1)/
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses                                                  0.61%           0.59%       0.59%      0.60%      0.58%/(2)/
Net investment income                                     4.90%           4.96%       4.83%      5.36%      4.22%/(2)/
--------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, May 2, 1994, to December 31,
      1994.
/(2)/ Annualized.











                       See notes to financial statements

Cash Management Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

   C Income Taxes -- The Portfolio has elected to be treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F Other -- Investment transactions are accounted for on a trade date basis.

2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $689,334 for the year ended December 31, 1998. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

Cash Management Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


4  Investments
   -----------------------------------------------------------------------------
   Purchases and sales (including maturities) of investments, during the year ended December 31, 1998, exclusive of U.S. Government securities, aggregated $946,588,316 and $927,805,191, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $457,029,364 and $519,458,871, respectively.

Cash Management Portfolio as of December 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Investors
of Cash Management Portfolio:
--------------------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years then ended, and for the period from the start of business, May 2, 1994, to December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



                                     PricewaterhouseCoopers LLP
                                     Boston, Massachusetts
                                     February 5, 1999

Cash Management Portfolio as of December 31, 1998

INVESTMENT MANAGEMENT


Cash Management Portfolio

  Officers                Independent Trustees

  James B. Hawkes         Jessica M. Bibliowicz
  President and Trustee   President and Chief Operating Officer
                          John A. Levin & Co. Director,
  Michael B. Terry        Baker, Fentress & Co.
  Vice President and
  Portfolio Manager       Donald R. Dwight
                          President, Dwight Partners, Inc.
  James L. O'Connor
  Treasurer               Samuel L. Hayes, III
                          Jacob H. Schiff Professor of Investment Banking,
  Alan R. Dynner          Emeritus, Harvard University Graduate School of
  Secretary               Business Administration

                          Norton H. Reamer
                          Chairman and Chief Executive Officer,
                          United Asset Management Corporation

                          Lynn A. Stout
                          Professor of Law,
                          Georgetown University Law Center

                          John L. Thorndike
                          Formerly Director, Fiduciary
                          Company Incorporated

                          Jack L. Treynor
                          Investment Adviser and Consultant